Related party transactions - Summary of Compensations Paid or Payable to Key Management for Employee Services (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and other short-term employee benefits	¥ 8,112	¥ 5,034	¥ 5,250
Contributions to pension plans	107	125	50
Share-based compensation expenses	15,679	17,454	19,952
Key management compensation	¥ 23,898	¥ 22,613	¥ 25,252